TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of prepaid income taxes

	2020	2021
The Company - Corporate income tax	465	500
Subsidiaries - Corporate income tax	1,352	662
Total	1,817	1,162
Current portion	(1,079)	(297)
Non current portion (Note 15)	738	865

Schedule of prepaid other taxes

	2020	2021
The Company:
VAT	1,215	1,004
Article 22 - Withholding tax on goods delivery and import	2	—
Article 23 - Withholding tax on services delivery	124	81
Subsidiaries:
VAT	3,012	2,635
Article 4 (2) - Final tax	6	5
Article 23 - Withholding tax on services delivery	17	36
Total	4,376	3,761
Current portion	(2,945)	(2,537)
Non-current portion (Note 15)	1,431	1,224

Schedule of current income tax liabilities

	2020	2021
The Company:
Article 25 - Installment of corporate income tax	—	211
Article 29 - Corporate income tax	814	455
Subsidiaries:
Article 25 - Installment of corporate income tax	3	24
Article 29 - Corporate income tax	474	919
Total	1,291	1,609

Schedule of other tax liabilities

	2020	2021
The Company:
Article 4 (2) - Final tax	53	53
Article 21 - Individual income tax	119	97
Article 22 - Withholding tax on goods delivery and import	5	8
Article 23 - Withholding tax on services delivery	21	47
Article 26 - Withholding tax on non-resident income	7	3
VAT	—	505
VAT - Tax collector	490	409
Sub-total	695	1,122

Subsidiaries:
Article 4 (2) - Final tax	136	214
Article 21 - Individual income tax	176	151
Article 22 - Withholding tax on goods delivery and import	4	3
Article 23 - Withholding tax on services delivery	55	65
Article 26 - Withholding tax on non-resident income	7	14
VAT	349	745
Sub-total	727	1,192
Total	1,422	2,314

Schedule of components of consolidated income tax expense (benefit)

	2019	2020	2021
Current
The Company	1,272	1,976	2,236
Subsidiaries	9,347	7,822	7,320
Sub-total	10,619	9,798	9,556
Deferred
The Company	15	8	(614)
Subsidiaries	(195)	(549)	698
Sub-total	(180)	(541)	84
Net income tax expense	10,439	9,257	9,640

Schedule of reconciliation of income tax expense

	2019	2020	2021
Profit before income tax consolidation	38,299	39,147	43,739
Less: consolidated income subject to final tax - net	(1,141)	(1,675)	(2,378)
Net	37,158	37,472	41,361
Income tax expense calculated at the Company’s applicable statutory tax rate	7,432	7,120	7,859
Difference in applicable statutory tax rate for subsidiaries	1,531	898	1,067
Non-deductible expenses	827	370	(24)
Final income tax expense	73	51	36
Deferred tax adjustment rate	—	210	(230)
Unrecognized deferred tax	323	201	17
Others	253	407	915
Net income tax expense	10,439	9,257	9,640

Schedule of net income tax expense

	2019	2020	2021
Estimated taxable income of the Company	6,007	10,140	11,593
Corporate income tax:
Current corporate income tax expense:
The Company	1,201	1,927	2,202
Subsidiaries	9,344	7,819	7,318
Current income tax expense of previous year:
The Company	1	1	—
Final tax expense:
The Company	70	48	34
Subsidiaries	3	3	2
Total income tax expense - current	10,619	9,798	9,556

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	70	179	(134)
Cost to obtain contracts	54	(45)	(17)
Leases	7	(3)	(1)
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	4	3	—
Amortization of (addition to) deferred installation fee	0	(28)	(64)
Allowance for expected credit losses	(88)	(48)	(71)
Provision for employee benefits	(15)	(48)	(111)
Valuation of long term investment	—	(11)	—
Amortization of intangible assets, land rights and others	(10)	(4)	1
Depreciation and gain on disposal or sale of property and equipment	(7)	13	(217)
Net	15	8	(614)
Telkomsel
Fair value measurement of other financial instruments	—	—	549
Leases	90	29	(84)
Trade receivables write-off (allowance for expected credit losses of receivables)	88	(384)	103
Amortization of license	33	(27)	28
Net periodic post-retirement health care benefit costs	0	0	—
Provision for employee benefits	(83)	84	(128)
Contract liabilities	—	9	(9)
Contract cost	—	(27)	27
Other financial instruments	—	65	1
Depreciation and gain on disposal or sale of property and equipment	(68)	(324)	100
Net	60	(575)	587
Subsidiaries - others - net	(255)	26	111
Net income tax benefit - deferred	(180)	(541)	84
Income tax expense - net	10,439	9,257	9,640

Schedule of deferred tax assets and liabilities

			(Charged)	Credited to other	Charged to
	December 31,	Changes of	credited to profit	comprehensive	equity and	December 31,
	2019	tax rates	or loss	income	reclassification	2020
The Company
Deferred tax assets:
Allowance for expected credit losses	774	(126)	174	—	2	824
Net periodic pension and other post-employment benefit costs	837	(158)	(21)	546	—	1,204
Difference between accounting and tax bases of property and equipment	427	32	(45)	—	—	414
Provision for employee benefits	230	(12)	60	—	—	278
Deferred installation fee	92	(17)	45			120
Land rights, intangible assets and others	19	(1)	5	—	—	23
Accrued expenses and provision for inventory obsolescence	75	(8)	5	—	—	72
Total deferred tax assets	2,454	(290)	223	546	2	2,935
Deferred tax liabilities:
Valuation of long-term investment	(11)	1	10	—	—	—
Leases	(8)	1	2	—	—	(5)
Capitalization of contract cost	(134)	15	30	—	—	(89)
Total deferred tax liabilities	(153)	17	42	—	—	(94)

Telkomsel
Deferred tax assets:
Provision for employee benefits	865	(186)	102	298	—	1,079
Allowance for expected credit losses	282	(59)	59	—	—	282
Contract liabilities	—	(1)	(8)	—	—	(9)
Other financial instruments	—	(109)	493	—	—	384
Total deferred tax assets	1,147	(355)	646	298	—	1,736
Deferred tax liabilities:
Leases	(986)	—	76	—	20	(890)
Difference between accounting and tax bases of property and equipment	(557)	446	(122)	—	—	(233)
License amortization	(151)	31	(4)	—	—	(124)
Contract cost	—	3	24	—	—	27
Other financial instruments	—	—	(65)	—	—	(65)
Total deferred tax liabilities	(1,694)	480	(91)	—	20	(1,285)

Deferred tax assets of the Company - net	2,301	(273)	265	546	2	2,841
Deferred tax (liabilities) assets of Telkomsel - net	(547)	125	555	298	20	451
Deferred tax assets of the other subsidiaries - net	478	(57)	(38)	4	64	451
Deferred tax liabilities of the other subsidiaries - net	(657)	(6)	74	11	(29)	(607)
Total deferred tax asset - net	2,232					3,743
Total deferred tax liabilities - net	(657)					(607)

			(Charged)	Credited to other	Charged to	Acquisition/
	December 31,		credited to profit	comprehensive	equity and	business	December 31,
	2020	Rate changes	or loss	income	reclassification	combination	2021
The Company
Deferred tax assets:
Allowance for expected credit losses	824	87	(16)	—	—	—	895
Net periodic pension and other post-employment benefit costs	1,204	117	17	(228)	—	—	1,110
Difference between accounting and tax bases of property and equipment	414	(32)	249	—	—	—	631
Provision for employee benefits	278	—	111	—	—	—	389
Deferred installation fee	120	12	52	—	—	—	184
Land rights, intangible assets and others	23	—	(1)	—	—	—	22
Accrued expenses and provision for inventory obsolescence	72	4	(4)	—	—	—	72
Total deferred tax assets	2,935	188	408	(228)	—	—	3,303
Deferred tax liabilities:
Leases	(5)	(1)	2	—	—	—	(4)
Capitalization of contract cost	(89)	(8)	25	—	—	—	(72)
Total deferred tax liabilities	(94)	(9)	27	—	—	—	(76)

Telkomsel
Deferred tax assets:
Provision for employee benefits	1,079	59	69	21	—	—	1,228
Allowance for expected credit losses	282	14	(117)	—	—	—	179
Contract liabilities	(9)	—	9	—	—	—	—
Other financial instruments	384	—	—	—	—	—	384
Total deferred tax assets	1,736	73	(39)	21	—	—	1,791
Deferred tax liabilities:
Fair value measurement of financial instruments	—	—	(549)	—	—	—	(549)
Leases	(890)	61	104	—	—	—	(725)
Difference between accounting and tax bases of property and equipment	(233)	(137)	37	—	—	—	(333)
License amortization	(124)	(11)	(17)	—	—	—	(152)
Contract cost	27	—	(27)	—	—	—	—
Other financial instruments	(65)	—	—	—	—	—	(65)
Total deferred tax liabilities	(1,285)	(87)	(452)	—	—	—	(1,824)

Deferred tax assets of the Company - net	2,841	179	435	(228)	—	—	3,227
Deferred tax assets of the other subsidiaries - net	451	63	83	—	—	—	597
Deferred tax (liabilities) assets of Telkomsel - net	451	(14)	(491)	21	—	—	(33)
Deferred tax liabilities of the other subsidiaries - net	(607)	4	(262)	(6)	(3)	49	(825)
Total deferred tax asset - net	3,743						3,824
Total deferred tax liabilities - net	(607)						(858)